Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ (25,212)	$ (23,984)	$ (23,100)
Undistributed earnings allocated to common stock									28,272	28,416	24,678
Net earnings allocated to common shareholders									$ 53,484	$ 52,400	$ 47,778
Average common shares outstanding	15,158,000	15,178,000	15,104,000	15,067,000	15,096,000	15,363,000	15,556,000	15,631,000	15,123,000	15,403,000	15,564,000
Employee stock options and warrant outstanding									48,000	85,000	144,000
Shares for diluted earnings per share	15,175,000	15,198,000	15,127,000	15,149,000	15,182,000	15,445,000	15,706,000	15,796,000	15,171,000	15,488,000	15,708,000
Basic earnings per share	$ 0.88	$ 0.69	$ 0.78	$ 1.18	$ 0.95	$ 0.76	$ 0.81	$ 0.87	$ 3.54	$ 3.40	$ 3.07
Diluted earnings per share	$ 0.88	$ 0.69	$ 0.78	$ 1.17	$ 0.95	$ 0.76	$ 0.80	$ 0.86	$ 3.53	$ 3.38	$ 3.04
Options to purchase shares of common stock, anti-dilutive									13,000	0	0
Common stock exercise price, lower limit									$ 46.41